Fees Summary	Feb. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,675,030,379.05
Previously Paid Amount	0.00
Total Fee Amount	231,321.70
Total Offset Amount	0.00
Net Fee	$ 231,321.70